Voyage Expenses (Schedule of voyage expenses analysis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Voyage expenses
Commissions	$ 14,412	$ 10,794	$ 8,310
Loss from bunker	(8,100)	(5,955)	3,708
Port expenses and other	630	731	1,507
Total	$ 6,942	$ 5,570	$ 13,525